MERRILL LYNCH
MULTI-STATE
LIMITED MATURITY
MUNICIPAL
SERIES TRUST










FUND LOGO








Quarterly Report

October 31, 1996



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011




Merrill Lynch Multi-State Limited Maturity Municipal Series Trust



Officers and
Trustees

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Edward J. Andrews, Vice President
Peter J. Hayes, Vice President
Helen M. Sheehan, Vice President
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, New York 10005

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863





TO OUR SHAREHOLDERS



The Municipal Market
Environment
The tax-exempt bond market continued to improve over the three months ended October 31, 1996. As measured by Municipal Market Data, yields on five-year AAA-rated general obligation bonds declined an additional 10 basis points (0.10%) to end the October 31, 1996 quarter at 4.30%. Current tax-exempt bond yields are at their lowest levels in the last six months. The economic environment remained little changed in recent months. Economic growth continued to be moderate, with some recent signs of reduced growth. Inflation remained well-contained, reducing recent fears of an imminent interest rate increase by the Federal Reserve Board. This reduction in investor concerns regarding increases in short-term interest rates helped support significant declines in US Treasury bond yields. During the past three months, the yield on the ten-year Treasury note fell 45 basis points to close the October 31, 1996 quarter at 6.34%.

Much of the tax-exempt bond market's strong technical position--one of the primary reasons for the improvement in municipal bond yields seen thus far in 1996--has remained intact. Just over $40 billion in long-term tax-exempt bonds was issued during the October quarter, an increase of less than 3% compared to the October 31, 1995 quarter. The municipal bond market's recent underperformance relative to Treasury issues was the result of a number of other factors. Among other things, as tax-exempt bond yields declined to relatively low levels, in the past some investors temporarily have lost interest in the municipal bond market. As interest rates continue to decline, as they did in 1994, investors adjusted to the new levels.

In addition, the Presidential and Congressional elections resurrected some investor concerns regarding continued Federal deficit reduction and potential legislative restrictions upon the municipal bond market. This situation is similar to that at the beginning of 1996 when tax-exempt bond yields were negatively affected by fears that legislation reducing the tax advantages of municipal bonds would be introduced to aid further deficit reductions. Fears that the Democratic party could regain control of both houses of Congress, as well as maintain the White House, caused some investors to wait until after the elections before allocating investment funds to the municipal bond market.

Currently, the future direction of interest rates remains unclear. The Federal Reserve Board's decision to hold interest rates steady in late September temporarily relieved mounting fears of rising interest rates for the remainder of 1996. Should economic growth slow further in the upcoming quarter, as expected by the Federal Reserve Board, and inflation remain well-contained, interest rates are poised to decline further. Under such a scenario, municipal bond yields are also likely to decline. Given current levels of expected future supply, the municipal bond market could perform very well as both retail and institutional investors chase an increasingly scarce commodity.

Portfolio Strategy

Merrill Lynch Arizona Limited
Maturity Municipal Bond Fund
At the close of the quarter ended October 31, 1996, assets of Merrill Lynch Arizona Limited Maturity Municipal Bond Fund dropped by almost 7% from the previous quarter-end. As we sold assets to meet shareholder redemptions, we raised the Fund's cash reserve from 20% of net assets to 30% by the middle of the quarter but reduced it back to 20% by October 31, 1996. In addition, we reduced the average portfolio maturity to just under four years. In the latter part of the October quarter, we focused on investing excess cash in securities with premium coupons and primarily investing in those securities rated AA or better by at least one of the major rating agencies because of the liquidity they provide. Demand for Arizona paper remained high, and there is a lack of securities which fit our investment parameters. In the upcoming quarter, we expect to resume the fully invested portfolio strategy we had maintained until the October quarter, since our fully invested posture contributed to the Fund's solid performance in a declining interest rate environment.

Merrill Lynch California Limited
Maturity Municipal Bond Fund
During the quarter ended October 31, 1996, the State of California continued to experience modest economic growth led by the performance of the entertainment, technology and computer sectors as well as the service areas associated with them. This broad-based expansion in these sectors as well as retail and international trade, together with a lessened dependence on the defense and aerospace industries, positions the State well for continued, steady expansion in upcoming years. Financial operations benefited from the economic rebound and the State eliminated its accumulated general fund deficit. The State budget for 1996--1997 is in balance with a small reserve position. For the first quarter of the fiscal year, revenues are 3.8% above projections. California's debt position continued to be favorable with net tax supported debt of $20.4 billion equal to $680 per capita and 2.7% of personal income. Of a questionable note is what negative effect Proposition 218 will have on municipal credit quality. The initiative will limit municipalities revenue-raising ability, increase administrative costs for local governments, make long-term planning difficult, and change the nature of the political arena.

At October 31, 1996, the net assets of Merrill Lynch California Limited Maturity Municipal Bond Fund stood at approximately $14.6 million, a decrease of approximately 5% from the previous quarter-end. We extended the Fund's average portfolio maturity to its maximum allowable maturity (as detailed in the Fund's prospectus) of 4 years, 11 months in mid-September and kept it at that level through the end of October. As we discussed in our previous shareholder report, we expected to maintain a fully invested posture in the current quarter because of slowing economic growth enabling the Federal Reserve Board to leave interest rates unchanged. This posture enhanced the Fund's performance as third-quarter economic growth slowed considerably from second-quarter levels and tax-exempt interest rates continued to fall. We look to maintain this investment strategy in the upcoming quarter with the expectation that continued modest growth and lower inflation will push tax-exempt interest rates lower.

Merrill Lynch Florida Limited
Maturity Municipal Bond Fund
During the quarter ended October 31, 1996, Florida continued to experience modest economic growth led by the service, construction and trade sectors. Continued high levels of consumer confidence as well as increases in personal income helped the State's tourism industry continue to thrive. One of the driving forces behind Florida's economy was its continuing population growth; it is now the fourth most populated state in the nation. The State's government continued to maintain moderate debt levels and rational spending practices which reflect positively on Florida's fiscal outlook. Its financial performance is highly dependent on sales taxes, and Florida is currently facing funding pressures for education, health and human services, and corrections. Enrollment in the State's public schools is expected to increase by nearly 20% over the next five years. Funding for this growth is buffered by the constitutionally required budget stabilization reserve fund. As of June 30, 1996, the general and working capital funds had a combined balance of $241.9 million, and there was $260.8 million in the Budget Stabilization Fund. For 1996--1997, the budget is in balance with $108.8 million expected to be held in the general fund at year-end, and $409.4 million held in the reserve fund.

At October 31, 1996, net assets of Merrill Lynch Florida Limited Maturity Municipal Bond Fund stood at approximately $26.4 million, a decrease of approximately 5% from the previous quarter-end. The Fund's average portfolio maturity was extended to 4 years, 10 months in mid-September. As we discussed in our July annual report to shareholders, we expected to maintain a fully invested posture in the October quarter because slowing economic growth enabled the Federal Reserve Board to leave interest rates unchanged. This posture enhanced the Fund's performance as third-quarter economic growth slowed considerably from second-quarter levels, and tax-exempt interest rates continued to fall. We look to maintain this investment posture in the upcoming quarter with the expectation that continued modest growth and lower inflation will push tax-exempt interest rates lower.

Merrill Lynch Massachusetts
Limited Maturity Municipal
Bond Fund
Despite having consumer confidence and personal income at high levels, economic growth in the Commonwealth of Massachusetts abated somewhat in the October quarter from the above-average pace in the previous two quarters. Various sectors, led by housing and retail sales, contributed to the slowdown which has not had a major effect on reducing employment growth as the seasonally adjusted unemployment rate for the third quarter continued to track below the national average.

Although economic growth slowed during the October quarter, the Commonwealth continued to record solid tax collections for the quarter. For the first four months of fiscal year 1997, the Commonwealth recorded total revenues of $3.9 billion, or 8.1% above the comparable period last year and on target with budget estimates. This strong tax revenue stream allowed Massachusetts to avoid borrowing in the short-term municipal market to finance daily operations. These positive results continued to allow the Commonwealth to assist the various Massachusetts municipalities in maintaining low borrowing levels in the amount of $419.7 million for the quarter ended October 31, 1996.

After rising for the first month of the October quarter, interest rates ended the quarter lower than their July 31, 1996 levels. In this favorable interest rate environment, we continued to maintain a close to fully invested investment posture, ending the period with an average portfolio maturity of 4 years, 2 months and with cash reserves of approximately 18%. This strategy allowed the Fund to benefit from the fall in interest rates which occurred. We expect to maintain this strategy in the upcoming quarter as we await future economic data and the impact they will have on the credit markets.

Merrill Lynch Michigan Limited
Maturity Municipal Bond Fund
During the quarter ended October 31, 1996, the State of Michigan continued to experience modest economic growth. Enhanced by relatively broad-based job growth and further efforts within the state to build a pro-business climate, the Michigan economy is currently registering one of the nation's best growth performances. Total non-farm employment is up at a 2% annual rate with limited losses in manufacturing and government employment. The construction sector, boosted by a mix of residential and commercial demand which was fueled by higher consumer confidence and personal income, added 16,000 new jobs during the past 12 months. Michigan's statewide unemployment rate drifted higher to 4.7% in September compared to the national rate of 5.2%. The high demand for engineers and other highly skilled workers in certain employment categories led to a rise in wages. Michigan's job growth should probably moderate in the fourth quarter of 1996 and into 1997 as consumer spending moderates from the very high levels seen in the first half of 1996.

At October 31, 1996, net assets of Merrill Lynch Michigan Limited Maturity Municipal Bond Fund stood at approximately $3.8 million, a decrease of approximately 6% from July 31, 1996. We extended the Fund's average portfolio maturity to 4 years, 9 months in mid-September. We expected to maintain a fully invested posture in the October quarter because slowing economic growth enabled the Federal Reserve Board to leave interest rates unchanged. This strategy enhanced the Fund's performance as third-quarter economic growth slowed considerably from second-quarter levels, and tax-exempt interest rates continued to fall. We will continue to maintain this investment approach in the upcoming quarter with the expectation that continued modest growth and lower inflation will push tax-exempt interest rates lower.

Merrill Lynch New Jersey Limited
Maturity Municipal Bond Fund
At October 31, 1996, assets of Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund had fallen approximately 12% from July 31, 1996. We sold assets to meet shareholder redemptions and raised cash reserves to as high as 28% before reducing it to under 20% by quarter-end. We continued to maintain an average portfolio maturity close to the maximum allowed as detailed in the Fund's prospectus-- just under 5 years. In the latter part of the October quarter, we focused on investing excess cash in securities with premium coupons and primarily investing in those securities rated AA or better by at least one of the major rating agencies because of the liquidity they provide. Demand for New Jersey paper remained high, and there is a lack of securities which fit our investment parameters. In the upcoming quarter, we expect to maintain a fully invested portfolio strategy because this posture contributed to the Fund's solid performance over the past year.

Merrill Lynch New York Limited
Maturity Municipal Bond Fund
During the quarter ended October 31, 1996, New York's economy continued to exhibit modest growth led by tourism, construction and the service industries. Its economy underperformed the national averages during the current economic cycle. In September, New York's unemployment rate was 5.9% compared to the national average of 5.2%. On the bright side, hotel occupancy ratios are at a ten-year high throughout the State and the media and entertainment services industry continued to expand rapidly. Manufacturing activity sagged during the October quarter as consumer spending fell from the previous quarter's strong growth. Chronic budget imbalances and minimal cash reserves continued to pressure the State's finances. New York was not able to take advantage of the current economic recovery to reduce its deficit and strengthen its balance sheet. State personal income growth was strong this year and revenues increased without being used to address the State's ongoing fiscal shortcomings. With little in the way of reserves and with a history of tapping off budget fund balances during the recovery, the State is fiscally vulnerable to a dip in consumer spending, a slowdown in national economic performance or potential changes in federally mandated programs.

At October 31, 1996, net assets of Merrill Lynch New York Limited Maturity Municipal Bond Fund stood at approximately $18.3 million, an increase of approximately 2.2% from July 31, 1996. We extended the Fund's average portfolio maturity to its maximum allowable maturity (as detailed in the Fund's prospectus) of 4 years, 11 months in mid-September and maintained that level until the end of the quarter. As we discussed in our July annual report to shareholders, we expected to maintain a fully invested posture in the October quarter because slowing economic growth enabled the Federal Reserve Board to leave interest rates unchanged. This posture enhanced the Fund's performance as third-quarter economic growth slowed considerably from second-quarter levels and tax-exempt interest rates continued to fall. We look to maintain this investment posture in the upcoming quarter with the expectation that continued modest growth and lower inflation will push tax-exempt interest rates lower.

Merrill Lynch Pennsylvania Limited
Maturity Municipal Bond Fund
As we entered the quarter ended October 31, 1996, the Fund was in a period of net redemptions and maintained cash reserves at 28% of net assets. As the quarter progressed, and assets stabilized, we reduced cash reserves to 15% of net assets by October 31, 1996, and maintained an average portfolio maturity of just under 4 years. Our focus in the latter part of the quarter was toward investing excess cash in securities with premium coupons and primarily investing in those securities rated AA or better by at least one of the major rating agencies because of the liquidity they provide. Demand for Pennsylvania paper remained high, and there is a lack of securities which fit our investment parameters. In the upcoming quarter, we expect to resume the fully invested portfolio we maintained for most of the year because of the strong performance the Fund benefited from in a declining interest rate environment.

In Conclusion
We appreciate your interest in Merrill Lynch Multi-State Limited
Maturity Series Trust, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President

(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President





(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager





(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager





(Helen M. Sheehan)
Helen M. Sheehan
Vice President and Portfolio Manage



November 21, 1996




PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% the next year to 0%. In addition, Class B Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Average Annual
Total Returns




Arizona Limited Maturity


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +2.84%         +1.81%
Inception (11/26/93) through 9/30/96       +4.21          +3.85
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge

                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +2.47%         +1.48%
Inception (11/26/93) through 9/30/96       +3.84          +3.84
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +2.51%         +1.52%
Inception (10/21/94) through 9/30/96       +4.69          +4.69
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +2.74%         +1.71%
Inception (10/21/94) through 9/30/96       +5.06          +4.52
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



California Limited Maturity


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.55%         +2.51%
Inception (11/26/93) through 9/30/96       +4.10          +3.73
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.29%         +2.29%
Inception (11/26/93) through 9/30/96       +3.73          +3.73
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.34%         +2.35%
Inception (10/21/94) through 9/30/96       +5.27          +5.27
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.45%         +2.41%
Inception (10/21/94) through 9/30/96       +5.46          +4.92
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.




PERFORMANCE DATA (continued)


Average Annual
Total Returns
(concluded)



Florida Limited Maturity


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.00%         +1.97%
Inception (11/26/93) through 9/30/96       +3.85          +3.48
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.

                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +2.63%         +1.64%
Inception (11/26/93) through 9/30/96       +3.48          +3.48
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +1.98%         +1.00%
Inception (10/21/94) through 9/30/96       +4.34          +4.34
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +2.89%         +1.86%
Inception (10/21/94) through 9/30/96       +5.07          +4.53
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Massachusetts Limited Maturity


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.64%         +2.60%
Inception (11/26/93) through 9/30/96       +4.05          +3.69
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.27%         +2.27%
Inception (11/26/93) through 9/30/96       +3.68          +3.68
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.

                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.48%         +2.48%
Inception (10/21/94) through 9/30/96       +4.87          +4.87
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.54%         +2.50%
Inception (10/21/94) through 9/30/96       +4.95          +4.41
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Michigan Limited Maturity


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.56%         +2.53%
Inception (11/26/93) through 9/30/96       +3.92          +3.56
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.19%         +2.19%
Inception (11/26/93) through 9/30/96       +3.55          +3.55
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.07%         +2.07%
Inception (10/21/94) through 9/30/96       +4.74          +4.74
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.46%         +2.42%
Inception (10/21/94) through 9/30/96       +5.18          +4.64
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



New Jersey Limited Maturity


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.16%         +2.13%
Inception (11/26/93) through 9/30/96       +4.32          +3.95
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +2.89%         +1.90%
Inception (11/26/93) through 9/30/96       +3.99          +3.99
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +2.96%         +1.97%
Inception (10/21/94) through 9/30/96       -0.19          -0.19
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.16%         +2.13%
Inception (10/21/94) through 9/30/96       +5.42          +4.88
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



New York Limited Maturity


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.99%         +2.95%
Inception (11/26/93) through 9/30/96       +4.49          +4.12
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.52%         +2.52%
Inception (11/26/93) through 9/30/96       +4.12          +4.12
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.72%         +2.72%
Inception (10/21/94) through 9/30/96       +5.57          +5.57
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.79%         +2.75%
Inception (10/21/94) through 9/30/96       +5.88          +5.33
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Pennsylvania Limited Maturity


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.60%         +2.56%
Inception (11/26/93) through 9/30/96       +4.41          +4.04
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.23%         +2.23%
Inception (11/26/93) through 9/30/96       +4.04          +4.04
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 9/30/96                         +3.70%         +2.70%
Inception (10/21/94) through 9/30/96       +5.44          +5.44
[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 9/30/96                         +3.49%         +2.46%
Inception (10/21/94) through 9/30/96       +5.56          +5.02
[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.

PERFORMANCE DATA (concluded)


Recent
Performance
Results*
                                                                                                                Standardized
                                                                                             12 Month  3 Month  30-day Yield
                                                                         12 Month  3 Month    Total     Total     As of
                                            10/31/96   7/31/96 10/31/95  % Change  % Change  Return    Return    10/31/96
Arizona Limited Maturity Class A Shares       $10.09    $10.08  $10.20    -1.08%    +0.10%  +2.91%(1)  +1.07%(2)  +3.29%
Arizona Limited Maturity Class B Shares        10.09     10.08   10.20    -1.08     +0.10   +2.54(3)   +0.98(4)   +2.96
Arizona Limited Maturity Class C Shares        10.09     10.08   10.21    -1.18     +0.10   +2.49(5)   +1.03(6)   +3.16
Arizona Limited Maturity Class D Shares        10.09     10.08   10.21    -1.18     +0.10   +2.70(7)   +1.04(8)   +3.19
California Limited Maturity Class A Shares     10.07     10.05   10.09    -0.20     +0.20   +3.63(9)   +1.12(10)  +3.35
California Limited Maturity Class B Shares     10.07     10.04   10.09    -0.20     +0.30   +3.26(11)  +1.13(12)  +3.03
California Limited Maturity Class C Shares     10.07     10.05   10.09    -0.20     +0.20   +3.42(13)  +1.08(14)  +3.21
California Limited Maturity Class D Shares     10.07     10.05   10.09    -0.20     +0.20   +3.53(15)  +1.09(4)   +3.25
Florida Limited Maturity Class A Shares         9.97      9.96   10.07    -0.99     +0.10   +3.00(16)  +1.10(2)   +3.73
Florida Limited Maturity Class B Shares         9.97      9.96   10.07    -0.99     +0.10   +2.63(17)  +1.01(4)   +3.41
Florida Limited Maturity Class C Shares         9.91      9.90   10.07    -1.59     +0.10   +2.01(18)  +1.06(19)  +3.60
Florida Limited Maturity Class D Shares         9.97      9.95   10.07    -0.99     +0.20   +2.90(20)  +1.18(21)  +3.63
Massachusetts Limited Maturity Class A Shares   9.99      9.96   10.03    -0.40     +0.30   +3.63(22)  +1.29(23)  +3.58
Massachusetts Limited Maturity Class B Shares   9.99      9.96   10.03    -0.40     +0.30   +3.26(24)  +1.20(25)  +3.25
Massachusetts Limited Maturity Class C Shares   9.99      9.95   10.03    -0.40     +0.40   +3.47(26)  +1.35(49)  +3.46
Massachusetts Limited Maturity Class D Shares   9.99      9.96   10.03    -0.40     +0.30   +3.53(27)  +1.26(8)   +3.48
Michigan Limited Maturity Class A Shares        9.99      9.94   10.04    -0.50     +0.50   +3.56(28)  +1.50(2)   +3.71
Michigan Limited Maturity Class B Shares        9.99      9.94   10.04    -0.50     +0.50   +3.19(29)  +1.40(4)   +3.39
Michigan Limited Maturity Class C Shares        9.99      9.94   10.04    -0.50     +0.50   +3.07(30)  +1.41(31)  +3.43
Michigan Limited Maturity Class D Shares        9.98      9.94   10.03    -0.50     +0.40   +3.46(32)  +1.37(21)  +3.62
New Jersey Limited Maturity Class A Shares     10.13     10.11   10.21    -0.78     +0.20   +3.25(33)  +1.19(34)  +3.39
New Jersey Limited Maturity Class B Shares     10.14     10.11   10.21    -0.69     +0.30   +2.98(35)  +1.20(36)  +3.07
New Jersey Limited Maturity Class C Shares      9.18      9.16    9.25    -0.76     +0.22   +2.97(37)  +1.17(14)  +3.28
New Jersey Limited Maturity Class D Shares     10.13     10.11   10.21    -0.78     +0.20   +3.14(38)  +1.17(23)  +3.30
New York Limited Maturity Class A Shares       10.10     10.06   10.13    -0.30     +0.40   +3.99(39)  +1.46(40)  +4.06
New York Limited Maturity Class B Shares       10.10     10.06   10.13    -0.30     +0.40   +3.62(41)  +1.37(21)  +3.75
New York Limited Maturity Class C Shares       10.10     10.06   10.13    -0.30     +0.40   +3.82(42)  +1.41(43)  +3.94
New York Limited Maturity Class D Shares       10.10     10.06   10.14    -0.39     +0.40   +3.78(44)  +1.43(45)  +3.97
Pennsylvania Limited Maturity Class A Shares   10.15     10.11   10.19    -0.39     +0.40   +3.58(46)  +1.36(23)  +3.53
Pennsylvania Limited Maturity Class B Shares   10.15     10.11   10.19    -0.39     +0.40   +3.21(24)  +1.27(25)  +3.21
Pennsylvania Limited Maturity Class C Shares   10.19     10.15   10.19     0.00     +0.39   +3.66(47)  +1.27(4)   +3.10
Pennsylvania Limited Maturity Class D Shares   10.15     10.11   10.19    -0.39     +0.40   +3.48(48)  +1.33(19)  +3.44

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of
    $0.400 per share ordinary income dividends.
 (2)Percent change includes reinvestment of
    $0.097 per share ordinary income dividends.
 (3)Percent change includes reinvestment of
    $0.364 per share ordinary income dividends.
 (4)Percent change includes reinvestment of
    $0.088 per share ordinary income dividends.
 (5)Percent change includes reinvestment of
    $0.369 per share ordinary income dividends.
 (6)Percent change includes reinvestment of
    $0.093 per share ordinary income dividends.
 (7)Percent change includes reinvestment of
    $0.390 per share ordinary income dividends.
 (8)Percent change includes reinvestment of
    $0.094 per share ordinary income dividends.
 (9)Percent change includes reinvestment of
    $0.378 per share ordinary income dividends.
(10)Percent change includes reinvestment of
    $0.091 per share ordinary income dividends.
(11)Percent change includes reinvestment of
    $0.342 per share ordinary income dividends.
(12)Percent change includes reinvestment of
    $0.082 per share ordinary income dividends.
(13)Percent change includes reinvestment of
    $0.358 per share ordinary income dividends.
(14)Percent change includes reinvestment of
    $0.086 per share ordinary income dividends.
(15)Percent change includes reinvestment of
    $0.368 per share ordinary income dividends.
(16)Percent change includes reinvestment of
    $0.394 per share ordinary income dividends.
(17)Percent change includes reinvestment of
    $0.359 per share ordinary income dividends.
(18)Percent change includes reinvestment of
    $0.356 per share ordinary income dividends.
(19)Percent change includes reinvestment of
    $0.093 per share ordinary income dividends.
(20)Percent change includes reinvestment of
    $0.384 per share ordinary income dividends.
(21)Percent change includes reinvestment of
    $0.095 per share ordinary income dividends.
(22)Percent change includes reinvestment of
    $0.396 per share ordinary income dividends.
(23)Percent change includes reinvestment of
    $0.096 per share ordinary income dividends.
(24)Percent change includes reinvestment of
    $0.360 per share ordinary income dividends.
(25)Percent change includes reinvestment of
    $0.087 per share ordinary income dividends.
(26)Percent change includes reinvestment of
    $0.380 per share ordinary income dividends.
(27)Percent change includes reinvestment of
    $0.386 per share ordinary income dividends.
(28)Percent change includes reinvestment of
    $0.399 per share ordinary income dividends.
(29)Percent change includes reinvestment of
    $0.363 per share ordinary income dividends.
(30)Percent change includes reinvestment of
    $0.351 per share ordinary income dividends.
(31)Percent change includes reinvestment of
    $0.089 per share ordinary income dividends.
(32)Percent change includes reinvestment of
    $0.389 per share ordinary income dividends.
(33)Percent change includes reinvestment of
    $0.403 per share ordinary income dividends.
(34)Percent change includes reinvestment of
    $0.099 per share ordinary income dividends.
(35)Percent change includes reinvestment of
    $0.367 per share ordinary income dividends.
(36)Percent change includes reinvestment of
    $0.090 per share ordinary income dividends.
(37)Percent change includes reinvestment of
    $0.337 per share ordinary income dividends.
(38)Percent change includes reinvestment of
    $0.393 per share ordinary income dividends.
(39)Percent change includes reinvestment of
    $0.424 per share ordinary income dividends.
(40)Percent change includes reinvestment of
    $0.104 per share ordinary income dividends.
(41)Percent change includes reinvestment of
    $0.388 per share ordinary income dividends.
(42)Percent change includes reinvestment of
    $0.407 per share ordinary income dividends.
(43)Percent change includes reinvestment of
    $0.100 per share ordinary income dividends.
(44)Percent change includes reinvestment of
    $0.414 per share ordinary income dividends.
(45)Percent change includes reinvestment of
    $0.102 per share ordinary income dividends.
(46)Percent change includes reinvestment of
    $0.397 per share ordinary income dividends.
(47)Percent change includes reinvestment of
    $0.366 per share ordinary income dividends.
(48)Percent change includes reinvestment of
    $0.387 per share ordinary income dividends.
(49)Percent change includes reinvestment of
    $0.092 per share ordinary income dividends.

PORTFOLIO COMPOSITION



For the Quarter Ended October 31, 1996

Arizona
Limited Maturity
Municipal
Bond Fund

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds      20.5%
Prerefunded Bonds**                           9.6
Utility Revenue Bonds                         4.8
Other Revenue Bonds                          65.1
                                            ------
Total                                       100.0%
                                            ======

Net assets as of October 31, 1996 were $4,144,627.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa        40%
AA/Aa          27%
A/A             4%
Other++        29%
[FN]
 *Based on total market value of the portfolio as of October 31,
  1996.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.



For the Quarter Ended October 31, 1996

California
Limited Maturity
Municipal
Bond Fund

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds      25.6%
Prerefunded Bonds**                           9.1
Utility Revenue Bonds                         4.9
Other Revenue Bonds                          60.4
                                            ------
Total                                       100.0%
                                            ======

Net assets as of October 31, 1996 were $14,538,524.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa        47%
AA/Aa          20%
A/A            20%
Other++        13%
[FN]
 *Based on total market value of the portfolio as of October 31,
  1996.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.



For the Quarter Ended October 31, 1996

Florida
Limited Maturity
Municipal
Bond Fund

Distribution by Market Sector*

Prerefunded Bonds**                          29.5%
General Obligations & Tax Revenue Bonds      25.8
Utility Revenue Bonds                         4.9
Other Revenue Bonds                          39.8
                                            ------
Total                                       100.0%
                                            ======

Net assets as of October 31, 1996 were $26,450,801.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa        73%
AA/Aa          16%
A/A             4%
BBB/Baa         5%
Other++         2%
[FN]
 *Based on total market value of the portfolio as of October 31,
  1996.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.



For the Quarter Ended October 31, 1996

Massachusetts
Limited Maturity
Municipal
Bond Fund

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds      30.0%
Utility Revenue Bonds                        13.8
Prerefunded Bonds**                           7.7
Other Revenue Bonds                          48.5
                                            ------
Total                                       100.0%
                                            ======

Net assets as of October 31, 1996 were $6,913,512.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa        42%
AA/Aa           5%
A/A            25%
BBB/Baa         8%
Other++        15%
NR++++          5%
[FN]
   *Based on total market value of the portfolio as of October 31,
    1996.
  **Backed by a fund holding US Treasury or other high-quality securities.
  ++Temporary investments in short-term municipal securities.
++++Not Rated.

PORTFOLIO COMPOSITION (concluded)



For the Quarter Ended October 31, 1996

Michigan
Limited Maturity
Municipal
Bond Fund

Distribution by Market Sector*

Prerefunded Bonds**                          14.5%
General Obligations & Tax Revenue Bonds      11.6
Utility Revenue Bonds                         7.3
Other Revenue Bonds                          66.6
                                            ------
Total                                       100.0%
                                            ======

Net assets as of October 31, 1996 were $3,771,527.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa        53%
AA/Aa          38%
Other++         9%
[FN]
 *Based on total market value of the portfolio as of October 31,
  1996.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.



For the Quarter Ended October 31, 1996

New Jersey
Limited Maturity
Municipal
Bond Fund

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds      22.0%
Utility Revenue Bonds                         3.9
Other Revenue Bonds                          74.1
                                            ------
Total                                       100.0%
                                            ======

Net assets as of October 31, 1996 were $7,608,061.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa        53%
AA/Aa          17%
BBB++/Baa1      6%
Other++        24%
[FN]
 *Based on total market value of the portfolio as of October 31,
  1996.
++Temporary investments in short-term municipal securities.



For the Quarter Ended October 31, 1996


New York
Limited Maturity
Municipal
Bond Fund

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds      39.9%
Prerefunded Bonds**                          16.4
Other Revenue Bonds                          43.7
                                            ------
Total                                       100.0%
                                            ======

Net assets as of October 31, 1996 were $18,344,482.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa        32%
AA/Aa          28%
A/A            21%
BBB/Baa         9%
Other++        10%
[FN]
 *Based on total market value of the portfolio as of October 31,
  1996.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.

For the Quarter Ended October 31, 1996


Pennsylvania
Limited Maturity
Municipal
Bond Fund

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds      34.0%
Prerefunded Bonds**                          15.2
Utility Revenue Bonds                         2.9
Other Revenue Bonds                          47.9
                                            ------
Total                                       100.0%
                                            ======

Net assets as of October 31, 1996 were $8,722,151.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa        34%
AA/Aa          23%
A/A            21%
Other++        22%
[FN]
 *Based on total market value of the portfolio as of October 31,
  1996.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.